BORROWINGS - Schedule of Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Bank loans	$ 19,666	$ 1,601
Sub-Total	19,666	1,601
Non-current
Bank loans	347,040	290,935
Sub-Total	347,040	290,935
TOTAL	$ 366,706	$ 292,536	$ 159,107	$ 3,699